Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 5.8%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$11,839	$9,995,076
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	9,295	8,988,637
4.95%, 08/15/25 (Call 05/15/25)(b)	6,990	6,935,758
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	24,894	25,171,319
5.90%, 02/01/27(b)	13,513	14,053,250
5.95%, 02/01/37(b)	13,520	13,656,282
6.75%, 01/15/28(b)	6,502	6,847,971
6.88%, 05/01/25 (Call 04/01/25)(b)	12,997	13,733,670
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	3,361	3,024,463
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	23,224	21,800,369
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	6,958	6,246,057
4.60%, 06/15/28 (Call 03/15/28)(b)	16,239	13,572,231
		144,025,083
Airlines — 3.8%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	5,737	5,048,888
Series 2014-1, Class A, 3.70%, 04/01/28	12,585	10,828,995
Series 2015-1, Class A, 3.38%, 11/01/28(b)	17,891	15,389,198
Series 2016-1, Class A, 4.10%, 07/15/29(b)	4,808	3,869,242
Series 2016-2, Class A, 3.65%, 12/15/29(b)	4,926	3,741,697
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	20,883	20,003,826
3.75%, 10/28/29 (Call 07/28/29)(b)	13,926	12,137,484
4.38%, 04/19/28 (Call 01/19/28)(b)	11,591	10,845,003
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	4,273	3,605,746
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(b)	2,390	2,132,699
Series 2013-1, Class A, 3.95%, 05/15/27(b)	6,699	5,974,729
		93,577,507
Apparel — 0.5%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	13,962	12,925,740
Auto Manufacturers — 3.0%
Ford Holdings LLC, 9.30%, 03/01/30(b)	1,250	1,441,500
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	5,847	5,760,172
4.75%, 01/15/43(b)	7,750	6,330,975
5.29%, 12/08/46 (Call 06/08/46)(b)	5,033	4,328,934
6.38%, 02/01/29(b)	931	958,604
6.63%, 10/01/28(b)	1,864	1,969,111
7.40%, 11/01/46(b)	1,675	1,744,881
7.45%, 07/16/31(b)	4,131	4,504,318
Ford Motor Credit Co. LLC
3.66%, 09/08/24	3,073	2,977,184
3.81%, 01/09/24 (Call 11/09/23)	3,063	3,026,275
3.82%, 11/02/27 (Call 08/02/27)	2,866	2,629,268
4.06%, 11/01/24 (Call 10/01/24)(b)	5,829	5,731,189
4.13%, 08/04/25(b)	5,488	5,374,618
4.27%, 01/09/27 (Call 11/09/26)(b)	3,488	3,337,772
4.38%, 08/06/23(b)	1,000	1,001,970
4.39%, 01/08/26	5,206	5,090,843
4.54%, 08/01/26 (Call 06/01/26)(b)	3,352	3,258,513
4.69%, 06/09/25 (Call 04/09/25)(b)	2,458	2,439,049
5.11%, 05/03/29 (Call 02/03/29)(b)	5,776	5,577,248
Security	Par (000)	Value

Auto Manufacturers (continued)
5.58%, 03/18/24 (Call 02/18/24)(b)	$5,806	$5,854,770
		73,337,194
Auto Parts & Equipment — 1.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	3,584	3,620,736
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	25,018	23,825,642
		27,446,378
Banks — 7.0%
Commerzbank AG, 8.13%, 09/19/23(a)(b)	20,000	20,490,800
Deutsche Bank AG, 4.50%, 04/01/25(b)	34,810	33,976,649
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	23,141	25,359,759
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	46,421	44,817,154
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	23,207	20,740,096
7.30%, 04/02/34 (Call 04/02/29)(a)	29,025	27,131,699
		172,516,157
Chemicals — 1.3%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	6,993	6,509,853
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	6,960	6,741,665
5.25%, 12/15/29 (Call 09/15/29)	16,240	14,326,928
5.65%, 12/01/44 (Call 06/01/44)	6,949	5,132,601
		32,711,047
Computers — 2.6%
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	11,632	10,576,745
4.13%, 01/15/31 (Call 10/15/30)	11,611	10,051,178
4.75%, 01/01/25(b)	11,115	11,031,860
4.88%, 03/01/24 (Call 01/01/24)	11,602	11,551,996
4.88%, 06/01/27 (Call 03/01/27)(b)	11,707	11,627,275
5.75%, 12/01/34 (Call 06/01/34)(b)	11,369	10,484,378
		65,323,432
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43	5,192	5,207,420
Diversified Financial Services — 0.7%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	6,365	5,861,656
Navient Corp., 5.63%, 08/01/33	13,791	10,886,202
		16,747,858
Electric — 3.3%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	3,573	3,354,082
2.65%, 03/01/30 (Call 12/01/29)(b)	7,011	6,162,389
Series A, 1.60%, 01/15/26 (Call 12/15/25)	3,539	3,237,760
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	5,282	4,481,936
Series B, 4.40%, 07/15/27 (Call 04/15/27)	17,013	16,672,400
Series C, 3.40%, 03/01/50 (Call 09/01/49)	9,809	7,338,407
Series C, 5.35%, 07/15/47 (Call 01/15/47)	8,680	7,736,484
Series C, 7.38%, 11/15/31(b)	10,111	11,794,886
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	5,000	4,967,500
4.55%, 04/01/49 (Call 10/01/48)(a)	3,750	3,413,550
5.45%, 07/15/44 (Call 01/15/44)(a)(b)	3,750	3,804,450
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	775	752,279
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	217	192,839
TransAlta Corp., 6.50%, 03/15/40	6,953	6,777,854
		80,686,816
Energy - Alternate Sources — 0.7%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	17,908	17,379,239

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.9%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	$8,851	$8,658,225
4.25%, 09/15/28 (Call 06/15/28)(b)	13,942	13,089,168
		21,747,393
Entertainment — 1.0%
Resorts World Las Vegas LLC
4.63%, 04/16/29(c)	23,220	19,361,997
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	8,125	6,467,175
		25,829,172
Food — 0.2%
Safeway Inc., 7.25%, 02/01/31	6,074	6,115,789
Health Care - Services — 0.3%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	8,388	8,158,001
Housewares — 2.9%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(b)	4,657	4,616,158
4.45%, 04/01/26 (Call 01/01/26)	46,410	45,844,726
5.63%, 04/01/36 (Call 10/01/35)	9,740	8,981,254
5.75%, 04/01/46 (Call 10/01/45)	15,458	13,234,212
		72,676,350
Insurance — 1.2%
Genworth Holdings Inc., 6.50%, 06/15/34	6,951	6,047,161
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	10,125	11,713,714
MBIA Inc., 5.70%, 12/01/34(b)	1,614	1,455,376
Ohio National Financial Services Inc.
6.05%, 01/24/30 (Call 10/24/29)(a)(b)	6,586	6,452,370
6.63%, 05/01/31(a)(b)	50	51,514
Provident Financing Trust I, 7.41%, 03/15/38(b)	4,856	5,257,494
		30,977,629
Iron & Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	3,550	3,533,777
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	6,097	5,278,051
U.S. Steel Corp., 6.65%, 06/01/37(b)	8,144	7,139,356
		15,951,184
Leisure Time — 2.3%
Carnival Corp., 6.65%, 01/15/28(b)	4,780	3,397,767
Carnival PLC, 7.88%, 06/01/27	4,584	4,669,858
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	11,598	8,075,108
7.50%, 10/15/27	6,960	5,428,800
11.50%, 06/01/25 (Call 08/09/22)(a)(b)	32,293	34,502,810
		56,074,343
Lodging — 7.3%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	12,218	11,097,487
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	10,902	10,238,613
3.20%, 08/08/24 (Call 07/08/24)	28,371	27,547,106
3.50%, 08/18/26 (Call 06/18/26)	22,606	21,189,734
3.90%, 08/08/29 (Call 05/08/29)(b)	13,325	11,930,939
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(a)	6,500	5,406,635
3.10%, 03/08/29 (Call 01/08/29)(a)	7,750	6,153,965
3.25%, 08/08/31 (Call 05/08/31)(a)(b)	7,150	5,532,527
4.30%, 01/08/26 (Call 12/08/25)	10,165	9,239,883
4.88%, 06/18/30 (Call 03/18/30)(b)	8,315	7,143,084
5.13%, 08/08/25 (Call 06/08/25)	22,074	20,864,345
5.40%, 08/08/28 (Call 05/08/28)	22,331	20,029,344
Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)(b)	$6,942	$6,960,257
6.00%, 04/01/27 (Call 01/01/27)	9,288	9,253,542
6.60%, 10/01/25 (Call 07/01/25)(b)	8,130	8,248,129
		180,835,590
Manufacturing — 0.7%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	8,721	8,480,911
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	9,315	9,135,686
		17,616,597
Media — 0.9%
Belo Corp.
7.25%, 09/15/27	5,717	5,714,770
7.75%, 06/01/27	4,846	4,919,223
Liberty Interactive LLC
8.25%, 02/01/30	11,721	7,693,196
8.50%, 07/15/29(b)	6,646	4,500,738
		22,827,927
Office & Business Equipment — 1.0%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	6,082	5,777,596
Xerox Corp.
3.80%, 05/15/24	6,960	6,736,306
4.80%, 03/01/35(b)	5,794	4,421,749
6.75%, 12/15/39(b)	8,139	7,159,390
		24,095,041
Office Furnishings — 0.4%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	10,462	10,078,568
Oil & Gas — 8.1%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	10,539	10,164,339
4.25%, 01/15/44 (Call 07/15/43)(b)	4,029	3,128,196
4.38%, 10/15/28 (Call 07/15/28)(b)	5,915	5,602,096
4.75%, 04/15/43 (Call 10/15/42)(b)	7,762	6,357,000
5.10%, 09/01/40 (Call 03/01/40)(b)	24,214	21,593,077
5.25%, 02/01/42 (Call 08/01/41)	7,249	6,306,630
5.35%, 07/01/49 (Call 01/01/49)	7,028	5,862,266
6.00%, 01/15/37	8,071	7,733,390
7.38%, 08/15/47	2,742	2,868,187
7.75%, 12/15/29	4,286	4,724,801
Global Marine Inc., 7.00%, 06/01/28	6,060	2,844,564
Murphy Oil Corp.
6.13%, 12/01/42 (Call 06/01/42)(b)	8,102	6,305,300
7.05%, 05/01/29	5,793	5,764,441
Occidental Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	12,174	12,502,820
6.20%, 03/15/40	8,217	8,418,316
6.45%, 09/15/36	12,488	13,883,784
6.60%, 03/15/46 (Call 09/15/45)(b)	14,021	15,495,589
6.95%, 07/01/24	5,067	5,314,878
7.50%, 05/01/31(b)	6,640	7,717,406
7.88%, 09/15/31(b)	3,900	4,535,466
7.95%, 06/15/39	2,543	2,923,509
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	12,168	10,641,403
5.15%, 11/15/29 (Call 08/15/29)(b)	8,134	7,267,566
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)(b)	9,059	9,201,045
Transocean Inc.
6.80%, 03/15/38(b)	14,161	6,499,474
7.50%, 04/15/31	9,180	4,264,569

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
9.35%, 12/15/41	$4,244	$2,038,605
		199,958,717
Oil & Gas Services — 0.4%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(b)	9,316	8,767,101
Packaging & Containers — 1.2%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	8,133	8,777,052
Pactiv LLC
7.95%, 12/15/25	6,419	5,723,309
8.38%, 04/15/27(b)	4,772	4,186,571
Sealed Air Corp., 6.88%, 07/15/33(a)	10,439	11,124,634
		29,811,566
Pharmaceuticals — 2.4%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	5,948	5,851,524
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	16,253	15,975,724
4.38%, 03/15/26 (Call 12/15/25)	16,229	15,941,584
4.40%, 06/15/30 (Call 03/15/30)(b)	17,426	15,851,038
4.90%, 12/15/44 (Call 06/15/44)	7,028	5,478,045
		59,097,915
Pipelines — 12.5%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	14,045	13,076,176
4.13%, 12/01/27 (Call 09/01/27)(b)	10,496	9,557,868
4.35%, 10/15/24 (Call 07/15/24)(b)	7,006	6,872,185
5.60%, 10/15/44 (Call 04/15/44)(b)	7,017	5,188,370
5.85%, 11/15/43 (Call 05/15/43)	11,393	8,413,503
6.75%, 08/15/33(b)	574	518,770
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	9,281	8,084,679
6.45%, 11/03/36(a)(b)	6,961	6,979,725
6.75%, 09/15/37(a)	10,472	10,404,037
8.13%, 08/16/30(b)	6,963	7,704,281
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	16,726	16,444,167
4.40%, 04/01/24 (Call 01/01/24)(b)	12,114	12,125,993
4.85%, 07/15/26 (Call 04/15/26)(b)	11,385	11,262,611
5.05%, 04/01/45 (Call 10/01/44)	10,444	7,698,795
5.45%, 06/01/47 (Call 12/01/46)(b)	11,621	9,025,566
5.60%, 04/01/44 (Call 10/01/43)	8,139	6,352,489
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	6,959	6,756,702
4.13%, 12/01/26 (Call 09/01/26)(b)	11,627	10,745,673
5.50%, 07/15/28 (Call 04/15/28)(b)	19,733	18,728,590
6.50%, 07/15/48 (Call 01/15/48)(b)	12,781	10,740,130
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	9,283	8,626,413
4.80%, 05/15/30 (Call 02/15/30)(a)	8,130	6,898,955
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	12,782	11,297,882
6.88%, 04/15/40(a)	11,628	9,921,358
7.50%, 07/15/38(a)	5,802	5,229,749
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	9,322	7,921,369
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)(b)	9,265	9,092,856
3.95%, 06/01/25 (Call 03/01/25)	5,083	5,032,017
4.30%, 02/01/30 (Call 11/01/29)(b)	15,165	14,100,114
4.50%, 03/01/28 (Call 12/01/27)	5,089	4,955,058
4.65%, 07/01/26 (Call 04/01/26)(b)	5,985	5,934,307

Security	Par (000)	Value

Pipelines (continued)
4.75%, 08/15/28 (Call 05/15/28)(b)	$5,107	$4,999,702
5.30%, 03/01/48 (Call 09/01/47)(b)	8,816	7,817,324
5.45%, 04/01/44 (Call 10/01/43)	7,580	6,780,765
5.50%, 08/15/48 (Call 02/15/48)(b)	4,437	3,912,147
5.50%, 02/01/50 (Call 08/01/49)	12,545	11,234,926
		310,435,252
Real Estate Investment Trusts — 3.5%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	5,970	5,465,117
4.75%, 02/15/28 (Call 08/15/27)(b)	11,608	8,697,410
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	9,116	6,756,050
4.35%, 10/01/24 (Call 09/01/24)	18,796	16,847,795
4.38%, 02/15/30 (Call 08/15/29)(b)	9,140	6,661,872
4.50%, 03/15/25 (Call 09/15/24)	8,000	6,763,600
4.65%, 03/15/24 (Call 09/15/23)(b)	7,972	7,278,755
4.75%, 10/01/26 (Call 08/01/26)	10,279	8,043,112
4.95%, 02/15/27 (Call 08/15/26)(b)	9,109	7,512,921
4.95%, 10/01/29 (Call 07/01/29)	9,717	7,258,210
5.25%, 02/15/26 (Call 08/15/25)(b)	7,980	6,632,577
		87,917,419
Retail — 7.0%
Bath & Body Works Inc.
6.95%, 03/01/33(b)	8,127	6,888,608
7.60%, 07/15/37	5,741	4,884,385
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	6,696	2,768,260
4.92%, 08/01/34 (Call 02/01/34)(b)	5,050	1,173,519
5.17%, 08/01/44 (Call 02/01/44)	15,353	2,690,920
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	8,129	7,768,723
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	6,113	3,803,753
4.50%, 12/15/34 (Call 06/15/34)	10,179	7,378,045
5.13%, 01/15/42 (Call 07/15/41)(b)	5,849	3,995,803
6.38%, 03/15/37(b)	4,722	3,739,777
Marks & Spencer PLC, 7.13%, 12/01/37(a)	6,952	6,659,877
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	8,127	7,451,402
4.25%, 08/01/31 (Call 05/01/31)(b)	9,866	7,988,993
4.38%, 04/01/30 (Call 01/01/30)(b)	11,608	9,773,239
5.00%, 01/15/44 (Call 07/15/43)(b)	22,427	16,443,028
6.95%, 03/15/28(b)	6,965	6,996,830
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	13,922	13,348,692
4.75%, 02/15/27 (Call 11/15/26)(b)	13,365	11,244,643
4.85%, 04/01/24(b)	13,929	13,662,260
5.45%, 08/15/34 (Call 02/15/34)(b)	9,287	6,616,059
5.95%, 03/15/43	6,986	4,758,025
Rite Aid Corp., 7.70%, 02/15/27(b)	4,431	3,077,374
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	7,525	7,513,110
5.35%, 11/01/43 (Call 05/01/43)(b)	6,380	5,613,571
6.88%, 11/15/37(b)	7,565	8,089,103
		174,327,999
Telecommunications — 11.8%
Embarq Corp., 8.00%, 06/01/36	33,606	27,692,016
Frontier Florida LLC, Series E, 6.86%, 02/01/28	6,949	6,578,201
Frontier North Inc., Series G, 6.73%, 02/15/28	4,776	4,538,585

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(b)	$9,897	$9,209,851
Series P, 7.60%, 09/15/39(b)	12,062	9,741,995
Series U, 7.65%, 03/15/42(b)	10,933	8,536,924
Nokia OYJ, 6.63%, 05/15/39(b)	11,614	12,148,592
Qwest Corp., 7.25%, 09/15/25(b)	6,017	6,301,123
Sprint Capital Corp.
6.88%, 11/15/28(b)	33,763	37,893,565
8.75%, 03/15/32(b)	27,276	35,283,961
Telecom Italia Capital SA
6.00%, 09/30/34	22,456	17,723,623
6.38%, 11/15/33(b)	22,444	18,666,675
7.20%, 07/18/36	22,448	18,617,698
7.72%, 06/04/38	22,422	18,525,056
U.S. Cellular Corp., 6.70%, 12/15/33(b)	12,632	12,555,703
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(b)(d)	46,420	48,766,995
		292,780,563
Toys, Games & Hobbies — 0.5%
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)(b)	6,961	6,432,939
6.20%, 10/01/40(b)	5,978	5,901,541
		12,334,480
Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34	6,970	6,608,396
Total Long-Term Investments — 97.4%
(Cost: $2,831,002,405)		2,416,906,863

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	254,062	$254,036,215
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	22,510	22,510,000

Total Short-Term Securities — 11.2%
(Cost: $276,542,654)		276,546,215

Total Investments in Securities — 108.6%
(Cost: $3,107,545,059)		2,693,453,078

Liabilities in Excess of Other Assets — (8.6)%		(213,011,370)

Net Assets — 100.0%		$2,480,441,708

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$405,262,007	$—	$(151,003,176	)(a)	$(218,350)	$(4,266)	$254,036,215	254,062	$1,670,546	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,250,000	—	(45,740,000	)(a)	—	—	22,510,000	22,510	117,281		—
					$(218,350)	$(4,266)	$276,546,215		$1,787,827		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,416,906,863	$—	$2,416,906,863
Money Market Funds	276,546,215	—	—	276,546,215
	$276,546,215	$2,416,906,863	$—	$2,693,453,078